Income Taxes - Net Deferred Tax Assets Reflected in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 1,679	$ 1,529
Deferred tax liabilities	(385)	(210)
Net deferred tax assets	$ 1,294	$ 1,319